GENERAL	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.
Organization:

Gilat Satellite Networks Ltd. and its subsidiaries (the “Company”) is a leading global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive secure end-to-end solutions, and end-to-end services for mission-critical operations, powered by its innovative technology. The Company’s portfolio includes a satellite network platform, Very Small Aperture Terminals (“VSATs”), amplifiers, high-speed modems, high-performance on-the-move antennas, Electronically Steerable Antenna (“ESA”) and high efficiency, high power Solid State Power Amplifiers (“SSPAs”), Block Upconverters (“BUCs”), Transceivers, transportable and portable terminals for defense forces and field services. The Company’s comprehensive solutions support multiple applications with a full portfolio of products to address key applications, including broadband internet access, cellular backhaul, enterprise, social inclusion solutions, In-Flight Connectivity (“IFC”), maritime, trains, defense and public safety, all while meeting the most stringent service level requirements. The Company also provides connectivity services, internet access and telephony to enterprise, government, and residential customers utilizing both its own networks and other networks that it installs, mainly based on Build Operate Transfer (“BOT”) and Build Own Operate (“BOO”) contracts. In these projects, the Company builds telecommunication infrastructure, typically using fiber-optic and wireless technologies, for broadband connectivity. The Company also provides managed network services over VSAT networks owned by others.

b.
The Company depends on major suppliers to supply certain components and services for the production of its products or to provide services. If these suppliers fail to deliver, or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in product redesign, manufacturing delays, or service delays which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company’s results of operations and financial position.

c.
On June 14, 2026, the Company signed a definitive agreement to acquire the majority of the Satellite & Space Communications segment of Comtech Telecommunications Corporation (“Comtech”) on a cash-free, debt-free basis for the purchase price of $157,500 in cash, subject to adjustments for normalized working capital. In connection with the signing of the agreement, the Company paid a $10,000 advance payment, which will be credited against the purchase price upon closing. The advanced payment is presented under Other long-term assets. The closing of the transaction is subject to certain regulatory approvals, including clearance from the Committee on Foreign Investment in the United States (CFIUS), the U.S. Federal Trade Commission (FTC) and the Department of Justice (DOJ) under the Hart-Scott-Rodino Act (HSR), as well as other customary closing conditions. The transaction is expected to close by the end of 2026 subject to the satisfaction of the conditions above.